Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Summary of the related party transactions discussed in all sections above.

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Service revenues	$13	$—	$—
Product costs	186	147	171
Operating and maintenance expenses - employee costs	413	339	275
Selling, general, and administrative expenses:
Employee direct costs	331	270	308
Employee allocated costs	171	169	190